INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

7. INVESTMENTS

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2022	2022
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—	5.00%
Skychain Technologies Inc. (“Skychain”) <1>	4,609,500	—	—	9.81%
Maxline Holdings Limited (“Maxline”)	—	—	—	29.00%
Nanyang Herbs Pte. Ltd. (“Nanyang Herbs”) <2>	—	—	—	50.00%

Investments accounted for under cost method:
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <13>	—	5,000,000	724,932	12.92%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”)<3>	19,519,950	19,519,950	2,830,127	1.19%
Redblock Inc. (“Redblock”) <4>	1,942,860	1,942,860	281,688	1.00%
Gameway Pte.Ltd. (“Gameway”) <14>	—	634,870	92,047	1.25%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”)	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <10>	—	—	—	10.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <11>	—	—	—	9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”) <6>	6,000,000	—	—	12.76%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <7>	2,000,000	—	—	4.00%
Skychain Technologies Inc. (“Skychain”) <1>	10,653,015	—	—	15.11%
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <12>	—	—	—	1.28%

Investments accounted for under readily determinable fair values
Nano Labs, Ltd. (“Nano Labs”) <9>	—	584,566	84,754	*
SMI Vantage(“SMI”) <5>	14,850,376	6,759,811	980,080	9.10%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <8>	14,349,418	855,338	124,013	*
Total	73,915,119	35,297,395	5,117,641

*Less than 1%

The Group recorded the impairment on equity investments of RMB1.2 million, RMB7.6 million and RMB 17.3 million (US$ 2.5 million) for the years ended December 31,2020, 2021 and 2022, respectively. The Group recorded the impairment on other investments of RMB18 million, the gain of RMB17.2 million and the impairment of RMB 30 million (US$ 4.3 million) for the years ended December 31,2020, 2021 and 2022, respectively. The Group recorded the gain on disposal of equity investment and available-for-sale investments of RMB 0.2 million, nil, RMB 0.7 million (US$ 0.1 million) for the years ended December 2020, 2021 and 2022, respectively.

<1> Skychain

In April 2021, the Group signed a legally binding term sheet on a CAD4 million investment in Skychain Technologies Inc., a company listed in TSX Venture Exchange in Canada. The purpose of the investment is for the construction and operation of a 12 MW cryptocurrency mining facility located in Birtle, Manitoba, Canada. In June 2021, we announced the closing of the investment in Skychain and entered into subscription agreements to purchase share units and debentures issued by Skychain Technologies Inc. Upon the completion of construction, we plan to deploy our cryptocurrency mining machines there. The Group invested RMB10.6 million (US$1.5 million) to get 15.11% of shares and RMB10.6 million (US$1.5 million) to get the Debentures of Skychain, the Debentures shall mature on the fourth anniversary of the closing date，the Group has an option to extend maturity for additional 12 months, and the Debentures bear interest at a rate of 1% per annum. The Group recorded share of loss of RMB1.7 million (US$0.2 million) and impairment of loss of RMB 4.3 million (US$0.6 million) for the year ended December 31, 2021. Due to the local regulatory and permitting issues as well as significant construction delays, the Group recorded a full impairment loss of RMB15.3 million (US$2.2million) for the year ended December 31, 2022.

<2> Nanyang Herbs

In February 2020, the Group entrusted a nominee to hold trust shares of 50% in Nanyang Herbs and the nominee is to exercise rights in accordance with the instruction of the Group. In February 2020, Nanyang Herbs entered into a research collaboration agreement with Nanyang Technological University (“NTU”) to jointly provide technology and financial support to fund the research project to embark on evidence-based study to illustrate the medicinal values and efficacies of certain herbs. The Group has invested an amount of RMB3.3 million (US$0.5 million) to Nanyang Herbs in 2020 and amount of RMB3.3 million (US$0.5 million) in 2021. Because of the uncertainty of medical research projects, the Group incurred loss of RMB 3.3 million (US$0.5 million) for the year ended December 31, 2020. Also, the Group incurred another loss of RMB 3.3 million (US $0.5 million) for the ended December 31, 2021.

<3> Dragonfly

In March 2021, the Group entered into an investment agreement with Dragonfly Ventures II, L.P. (“Dragonfly”). The Group invested RMB19.5 million (US$2.8 million) in 2021.

<4> Redblock

In July 2021, the Group entered into an investment agreement with Redblock Inc. (“Redblock “). The Group invested RMB1.9 million (US$0.3 million) in 2021.

<5> SMI

In June 2021, the Group entered into a subscription agreement with SMI Vantage (“SMI”), which the Group paid RMB 1.6 million (US$0.2 million) to subscribe shares and options of SMI. In August 2021 the Group exercised the options, and paid RMB 4.9 million (US$0.7 million) to obtain additional shares. In April 2022, the Group sold machines to SMI in exchange for additional shares which valued RMB 2.1 million (US$0.3 million).The Group recorded an investment income of RMB 8.3 million (US$1.2 million) and an investment loss of RMB 10.2 million (US$1.5 million) for the years ended December 31, 2021 and 2022, respectively.

<6> Shanghai Lingjun

In August 2021, the Group enterd into an agreement with Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”). The Group invested RMB6.0 million (US$0.9 million) in Shanghai Lingjun for an equity interest of 12.76%. Due to the uncertainty in business development, the Group decided to end the investment and received the investment payback of RMB 4.5 million (US$0.7million)in 2022 and RMB 1.5 million (US$0.2million)in March 2023.

<7> Hangzhou Lianfang

In August 2021, the Group entered into an investment agreement with Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”). The Group invested RMB2.0 million (US$0.3 million) in Hangzhou Lianfang for an equity interest of 4.00%. Due to the uncertainty in business development, the Group recorded an ful impairment loss of RMB 2.0 million (US$0.3million) for the year ended December 31, 2022.

<8> FF Intelligent (formerly known as Smart King Limited)

In March 2019, the Group entered into a joint venture agreement with Faraday & Future Inc. (“F&F”) in an attempt to enter into electric vehicle business. In April 2019, the Group paid an initial deposit of US$5.0 million to F&F through an interest-free loan from Ark Pacific Associates Limited (“Ark Pacific Associates”), an entity affiliated with the Group’s former president. In November 2020, the Group converted the initial deposit of US$5.0 million into 2,994,011 Class B ordinary shares of FF Intelligent, the holding company of F&F that operates its electric vehicles business, at a pre-agreed conversion price set forth in the joint venture agreement. As a result of this conversion, the capital commitment in the joint venture agreement was deemed released. The prepaid deposit for joint venture was fully impaired in 2019 as the actual progress of the joint venture was below expectations. The initial recognition for the investment in FF Intelligent is recorded at nil. On July 21, 2021, FF Intelligent completed a merger with a SPAC company and became a public company FF Intelligent Electric Inc. (Nasdaq: FFIE). The Group owns 423,053 shares of FFIE after the merger. Such shares are subject to a 6-month lock-up period and were released to The9’s brokerage account in January 2022. The Group rebooked the investment for the 423,053 shares of FFIE received from F&F and recognized a gain on investments of RMB 37.7 million (US$ 5.5 million), The Group recognized a loss on change in investment of RMB 23.4 million (US$ 3.4 million) based on its fair value as of December 31, 2021. As the result, the Group recognized a net gain of RMB 14.3 million (US$ 2.1 million) for the year end December 31, 2021. The Group recognized a loss on change in investment of RMB 13.5 million (US$ 2.0 million) based on its fair value as of December 31, 2022.

<9> Nano Labs

In July 2022, the Group has made a RMB 20.2 million (US$3 million) strategic investment in the initial public offering of Nano Labs to obtain of 260,642 American depositary shares (“ADSs”) of Nano Labs.

In July and August 2022, the Group sold 187,656 ADSs of Nano Labs and received RMB 15.2 million (US$2.2 million), the Group recorded a realized gain on disposal of equity investee and available-for-sale investments of RMB 0.7 million ( US$0.1 million). The Group recognized a loss on change in investment of RMB 4.3 million (US$ 0.6 million) based on its fair value as of December 31, 2022.

<10>Shanyeyunye

In June 2020, the Group entered into an investment agreement with third parties to establish Shandong Shanyeyunye. The Group invested a total of RMB5.0 million (US$0.7 million) in Shanyeyunye for an equity interest of 10%. Shanyeyunye is to establish a joint venture with Shandong Dazhong Digital Culture Technology Co., Ltd. to develop and operates chess and card leisure games in the Province of Shandong. Due to level of uncertainty involved to the succeed to develop and launch the game in the future, the Group recorded an impairment loss of RMB5.0 million (US$0.7 million) for the year ended December 31, 2020. In 2022, the Group sold the equity interest of 10% to the third party for total RMB 4.7 million (US$0.7 million) which the Group received a deposit of RMB 3.3 million (US$ 0.5 million) in 2021 and received the remaining balance of RMB 1.4 million (US$ 0.2 million) in 2022.

<11>BeijingNaonao

In August 2020, the Group entered into an investment agreement with Beijing Weiming Naonao Technology Co., Ltd. (“Beijing Naonao”), which aims to develop and operate games designed for therapy purposes. The Group invested RMB3.0 million (US$0.4 million) in Beijing Naonao for an equity interest of 9.09%. Due to level of uncertainty involved to succeed to develop and launch the game in the future, the Group recorded an impairment loss of RMB3.0 million (US$0.4 million) for the year ended December 31, 2020.

<12> SIVA

In 2020, the Group considered to dispose its investment in SIVA and has performed an impairment assessment to consider the recoverable amount of the investment. The Group recorded an impairment loss of RMB10.0 million (US$1.4 million) for the year ended December 31, 2020.

For the investments in equity, the Group has recorded share of loss of RMB2.2 million, RMB1.7 million and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

In total, the Group recorded impairment charges relating to its investments in equity and other of RMB19.2 million, RMB3.3 million and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

<13> Ronglei

In October 2021, the Group entered into an investment agreement with Ronglei. The Group invested RMB 2 million (US$0.3 million) in 2021 and invested RMB 3 million (US$0.4 million) in 2022. Total investment in Rongli amounted to RMB 5 million (US$0.7 million), which represented an equity interest of 12.92% as of December 31, 2022.

<14> Gameway

In February 2022, the Group entered into an investment agreement with Gameway. The Group invested RMB0.6million (US$0.09 million) in 2022 or an equity interest of 1.25% as of December 31, 2022.